Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Apr. 16, 2014	Apr. 29, 2013
Fair Value of Financial Instruments
Available-for-sale securities	139,675	$ 262,464
Investor option liability	(29,504)
Alibaba
Fair Value of Financial Instruments
Investor option liability			(76,500)	(50,600)
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Money market funds	10,480	50,593
Bank time deposits	1,385,164	1,219,440
Available-for-sale securities	139,675	262,464
Investor option liability	(29,504)
Total	1,505,815	1,532,497
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Money market funds	10,480	50,593
Available-for-sale securities	139,675	262,464
Total	150,155	313,057
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	1,385,164	1,219,440
Total	1,385,164	1,219,440
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Investor option liability	(29,504)
Total	(29,504)
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3) | Alibaba
Fair Value of Financial Instruments
Maximum percentage of ownership interest in subsidiary to be reached under option granted	30.00%